SPROTT FUNDS TRUST

Sprott Gold Equity Fund

Institutional Class

Supplement Dated April 28, 2020

to the Summary Prospectus and Prospectus dated January 21, 2020

The section in the summary portion of the Prospectus entitled "Management – Portfolio Managers" is replaced in its entirety with the following:

Mr. John Hathaway, Senior Portfolio Manager of Sprott Asset Management USA Inc., was a portfolio manager or a co-portfolio manager of the Predecessor Fund since its inception in 1997, and portfolio manager of the Fund since its inception in January 2020. Mr. Douglas B. Groh, Senior Portfolio Manager of Sprott Asset Management USA Inc., was a co-portfolio manager of the Predecessor Fund since 2012 and portfolio manager of the Fund since its inception in January 2020. Dr. Nicole Adshead-Bell has served as portfolio manager of the Fund since April 2020.

The following paragraph is added to the Prospectus as the last paragraph under the heading "Fund

Management – Portfolio Managers:"

Dr. Nicole Adshead-Bell has served as portfolio manager of the Fund since April 2020. She is a geologist with over 24 years of capital markets and mining sector experience, including a cumulative 12 years as an Independent Director for publicly listed resource companies. Her career includes President of Cupel Advisory Corp. (2011, June 2015 to July 2018 and March 2019 to May 2020), CEO and Managing Director of ASX-listed Beadell Resources Ltd (July 2018 to March 2019), Director of Mining Research at Sun Valley Gold LLC (an SEC registered investment advisor, January 2012 to June 2015) and Managing Director of Investment Banking at Haywood Securities (2007 to 2010). She is also an Independent Director of First Majestic Silver Corp. (January 2020 to present). Dr. Adshead-Bell earned her Ph.D. in Geology at James Cook University in Australia.

***

This Supplement dated April 28, 2020, and the Summary Prospectus, Prospectus and Statement of Additional Information dated January 21, 2020, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-844-940-4653.

SPROTT FUNDS TRUST

Sprott Gold Equity Fund

Institutional Class

Supplement Dated April 28, 2020

to the Statement of Additional Information dated January 21, 2020

The following table is added to the section entitled "MANAGEMENT AND OTHER SERVICE PROVIDERS – Other Accounts Managed by the Portfolio Managers" in the Statement of Additional Information:

Name of				Accounts with respect to which
Portfolio				the advisory fee is based on the
Manager	Other Accounts Managed as of April 27, 2020			performance of the account
	Category of	Number of	Total Assets in	Number of	Total Assets in
	Account	Accounts	Accounts	Accounts	Accounts
Dr. Nicole	Registered
Adshead-Bell	Investment	0	$0	0	$0
	Companies
	Other Pooled
	Investment	0	$0	0	$0
	Vehicles
	Other Accounts	0	$0	0	$0

The section entitled "MANAGEMENT AND OTHER SERVICE PROVIDERS – Portfolio Manager Compensation" in the Statement of Additional Information is replaced in its entirety as follows:

Compensation. Mr. Hathaway, Mr. Groh, and Dr. Adshead-Bell each receive compensation in connection with his or her management of the Fund and other accounts identified above, which includes the following components:

(1) base remuneration, (2) incentive fee, and (3) a discretionary annual bonus.

Base Remuneration. The annual base remuneration can be a fixed or variable amount. Certain Portfolio Managers and the investment team members are paid a fixed remuneration out of the variable amount, which is discussed below. Mr. Groh and Dr. Adshead-Bell each receive a fixed remuneration. Mr. Hathaway receives a variable remuneration. The variable amount is calculated using the amount of investment advisory fees collected by the Advisor each month, in arrears, derived from the value of the portfolio assets of accounts (including the Fund), for which these individuals are Portfolio Managers. These Portfolio Managers will receive the balance of any respective variable amounts remaining as their compensation, after payment of the fixed amounts to the Portfolio Managers mentioned above and other members of the investment team and certain other expenses.

Incentive Fee. For some accounts managed by the Portfolio Managers, a portion of the fees paid to the Advisor may be linked to performance. For these particular accounts, the Advisor will receive an incentive fee in addition to the standard advisory fee if the performance of the account raises the value of the account above a predetermined threshold. These Portfolio Managers are then paid a percentage of all these incentive fees and the Advisor retains the balance. The Fund is not among the accounts included in the incentive fee arrangement and, consequently, the Fund's performance does not impact any Portfolio Manager's receipt of an incentive fee.

Bonus. Each Portfolio Manager is eligible to receive a discretionary annual bonus in addition to his or her base remuneration. The level of the discretionary bonus is determined by the General Partner based upon a number of factors, including the firm's profitability, the expansion of the client account base, the securities market environment for the respective period, the portion of revenue generated by the work and effort of the Portfolio Manager, the involvement of the Portfolio Manager in the investment management functions of the Advisor, his or her role in the development of other investment professionals and his or her work relationship with support staff, and his or her overall contribution to strategic planning and his or her input in decisions for the Advisor's group of investment managers.

***

This Supplement dated April 28, 2020, and the Summary Prospectus, Prospectus and Statement of Additional Information dated January 21, 2020, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-844-940-4653.

SPROTT FUNDS TRUST

Sprott Gold Equity Fund

Investor Class

Supplement Dated April 28, 2020

to the Summary Prospectus and Prospectus dated January 21, 2020

The section in the summary portion of the Prospectus entitled "Management – Portfolio Managers" is replaced in its entirety with the following:

Mr. John Hathaway, Senior Portfolio Manager of Sprott Asset Management USA Inc., was a portfolio manager or a co-portfolio manager of the Predecessor Fund since its inception in 1997, and portfolio manager of the Fund since its inception in January 2020. Mr. Douglas B. Groh, Senior Portfolio Manager of Sprott Asset Management USA Inc., was a co-portfolio manager of the Predecessor Fund since 2012 and portfolio manager of the Fund since its inception in January 2020. Dr. Nicole Adshead-Bell has served as portfolio manager of the Fund since April 2020.

The following paragraph is added to the Prospectus as the last paragraph under the heading "Fund

Management – Portfolio Managers:"

Dr. Nicole Adshead-Bell has served as portfolio manager of the Fund since April 2020. She is a geologist with over 24 years of capital markets and mining sector experience, including a cumulative 12 years as an Independent Director for publicly listed resource companies. Her career includes President of Cupel Advisory Corp. (2011, June 2015 to July 2018 and March 2019 to May 2020), CEO and Managing Director of ASX-listed Beadell Resources Ltd (July 2018 to March 2019), Director of Mining Research at Sun Valley Gold LLC (an SEC registered investment advisor, January 2012 to June 2015) and Managing Director of Investment Banking at Haywood Securities (2007 to 2010). She is also an Independent Director of First Majestic Silver Corp. (January 2020 to present). Dr. Adshead-Bell earned her Ph.D. in Geology at James Cook University in Australia.

***

This Supplement dated April 28, 2020, and the Summary Prospectus, Prospectus and Statement of Additional Information dated January 21, 2020, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-844-940-4653.

SPROTT FUNDS TRUST

Sprott Gold Equity Fund

Investor Class

Supplement Dated April 28, 2020

to the Statement of Additional Information dated January 21, 2020

The following information is added to the table under the section entitled "MANAGEMENT AND OTHER SERVICE PROVIDERS – Other Accounts Managed by the Portfolio Managers" in the Statement of Additional Information:

Name of				Accounts with respect to which
Portfolio				the advisory fee is based on the
Manager	Other Accounts Managed as of April 27, 2020			performance of the account
	Category of	Number of	Total Assets in	Number of	Total Assets in
	Account	Accounts	Accounts	Accounts	Accounts
Dr. Nicole	Registered
Adshead-Bell	Investment	0	$0	0	$0
	Companies
	Other Pooled
	Investment	0	$0	0	$0
	Vehicles
	Other Accounts	0	$0	0	$0

The section entitled "MANAGEMENT AND OTHER SERVICE PROVIDERS – Portfolio Manager Compensation" in the Statement of Additional Information is replaced in its entirety as follows:

Compensation. Mr. Hathaway, Mr. Groh, and Dr. Adshead-Bell each receive compensation in connection with his or her management of the Fund and other accounts identified above, which includes the following components:

(1) base remuneration, (2) incentive fee, and (3) a discretionary annual bonus.

Base Remuneration. The annual base remuneration can be a fixed or variable amount. Certain Portfolio Managers and the investment team members are paid a fixed remuneration out of the variable amount, which is discussed below. Mr. Groh and Dr. Adshead-Bell each receive a fixed remuneration. Mr. Hathaway receives a variable remuneration. The variable amount is calculated using the amount of investment advisory fees collected by the Advisor each month, in arrears, derived from the value of the portfolio assets of accounts (including the Fund), for which these individuals are Portfolio Managers. These Portfolio Managers will receive the balance of any respective variable amounts remaining as their compensation, after payment of the fixed amounts to the Portfolio Managers mentioned above and other members of the investment team and certain other expenses.

Incentive Fee. For some accounts managed by the Portfolio Managers, a portion of the fees paid to the Advisor may be linked to performance. For these particular accounts, the Advisor will receive an incentive fee in addition to the standard advisory fee if the performance of the account raises the value of the account above a predetermined threshold. These Portfolio Managers are then paid a percentage of all these incentive fees and the Advisor retains the balance. The Fund is not among the accounts included in the incentive fee arrangement and, consequently, the Fund's performance does not impact any Portfolio Manager's receipt of an incentive fee.

Bonus. Each Portfolio Manager is eligible to receive a discretionary annual bonus in addition to his or her base remuneration. The level of the discretionary bonus is determined by the General Partner based upon a number of factors, including the firm's profitability, the expansion of the client account base, the securities market environment for the respective period, the portion of revenue generated by the work and effort of the Portfolio Manager, the involvement of the Portfolio Manager in the investment management functions of the Advisor, his or her role in the development of other investment professionals and his or her work relationship with support staff, and his or her overall contribution to strategic planning and his or her input in decisions for the Advisor's group of investment managers.

***

This Supplement dated April 28, 2020, and the Summary Prospectus, Prospectus and Statement of Additional Information dated January 21, 2020, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-844-940-4653.